Revenues (Details) - Schedule of group’s revenues disaggregated by revenue - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of group’s revenues disaggregated by revenue [Abstract]
Miniature camera and related equipment	$ 188	$ 175	$ 306
Development services	85	217
MUSE and related equipment		44	161
Disaggregation of revenues	$ 273	$ 436	$ 467